Offerings - Offering: 1	Feb. 13, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 2,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200
Offering Note
(1)
Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended, or the “Securities Act,” based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act.

(2)
This registration fee table shall be deemed to update the “Registration fee” in Item 14. Other Expenses of Issuance and Distribution in the Registration Statement on Form
S-3
(File
No. 333-277140
and
333-277140-04)
in accordance with Rules 456(b) and 457(r) under the Securities Act.